Deferred Tax Asset and Income Tax (Expense)/Benefit (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
Schedule of Deferred Tax Asset And Income Tax (Expense)/Benefit
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Income tax (expense)/benefit
Tax (expense)/benefit recognized in profit or loss
Current income tax
Current financial year	(2,795,394)	500,444	(1,744,214)	(429,505)
Prior financial year	—	—	26,695	6,574

Deferred taxation
Current financial year	—	—	180,567	44,464
Prior financial year	149,315	—	(570,466)	(140,474)
Total income tax (expense)/benefit recognized in profit or loss	(2,646,079)	500,444	(2,107,418)	(518,941)

Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	9,793,147	(5,650,449)	(5,655,686)	(1,392,682)

Tax at the Malaysian statutory income tax rate of 24%	2,350,355	(1,356,108)	(1,357,364)	(334,244)

Tax effects in respect of:
Different tax rates in other countries	9,214	410,650	2,850,341	701,882
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	—	428,883	—	—
Adjustment in respect of current income tax of prior years	—	250,233	(26,695)	(6,574)
Adjustment in respect of deferred tax of prior years	—	—	570,466	140,474
Non-deductible expenses	299,729	86,008	411,814	101,408
Non-taxable income	(13,219)	(69,877)	(341,144)	(84,005)
Tax expense/(benefit)	2,646,079	(500,444)	2,107,418	518,941

Schedule of Deferred Tax Asset as at the End of the Reporting Period

The deferred tax assets are made up of the following:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
At beginning of year	74,000	74,000	18,222
Recognised in profit or loss	—	101,810	25,070
At end of year	74,000	175,810	43,292

Schedule of Deferred Tax Offsetting

Presented after appropriate offsetting as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD

Deferred tax asset	74,000	175,810	43,292
Deferred tax liability	—	—	—
	74,000	175,810	43,292

Schedule of Deferred Tax Asset as at the End of the Reporting Period
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Deferred tax asset
Plant and equipment	—	—	—
Provisions and others	707,852	—	—
Unabsorbed capital allowances	—	5,112,349	1,258,889

Deferred tax liability
Plant and equipment	(295,010)	(4,379,810)	(1,078,505)
Other temporary differences	(104,509)	—	—
Presented after appropriate offsetting	308,333	732,539	180,384

At 24%	74,000	175,810	43,292